U.S. SECURITIES AND EXCHANGE COMMISSION
                        Washington, D.C.  20549

                              FORM 24F-2
                    Annual Notice of Securities Sold
                        Pursuant to Rule 24f-2


1.  Name and address of issuer:  BlackRock Funds
                                 100 Bellevue Parkway
                                 Wilmington, DE 19809

2. Name of each series or class of securities for which this Form is filed (If the Form is being filed for all series and classes of securities of the issuer, check the box but do not list series or classes):

BlackRock Commodity Strategies Fund,
BlackRock Global Long/Short Credit Fund,
BlackRock Macro Themes Fund,
BlackRock Advantage Emerging Markets Fund,
BlackRock Global Long/Short Equity Fund, iShares Total U.S. Stock Market Index Fund, iShares Russell Small/Midcap Index Fund, iShares MSCI Asia ex Japan Index Fund, iShares MSCI Developed World Index Fund, iShares Edge MSCI Multifactor USA Index Fund, iShares Edge MSCI Multifactor International Index Fund, iShares Edge MSCI Min Vol USA Index Fund, iShares Edge MSCI Min Vol EAFE Index Fund, iShares Edge MSCI USA Momentum Factor Index Fund, iShares Edge MSCI USA Quality Factor Index Fund, iShares Edge MSCI USA Size Factor Index Fund, iShares Edge MSCI USA Value Factor Index Fund,
BlackRock Short Obligations Fund,
iShares Russell Mid-Cap Index Fund,
BlackRock Total Factor Fund


3.  Investment Company Act File Number: 811-05742

    Securities Act File Number:  33-26305

4.  (a)  Last day of fiscal year for which this Form is filed: 07/31/2017

    (b)  Check box if this Form is being filed late (i.e., more than 90
    calendar days after the end of the Issuer's fiscal year). [   ]

    (c)  Check box if this is the last time the issuer will be filing
   this form.   [   ]

5.  Calculation of registration fee:

    (i) Aggregate sale price of securities sold during
    the fiscal year pursuant to section 24(f):            $4,502,847,283

    (ii) Aggregate price of securities
    redeemed or repurchased during the
    fiscal year:                             $6,255,810,286

    (iii) Aggregate price of securities
    redeemed or repurchased during any
    prior fiscal year ending no earlier
    than October 11, 1995 that were not
    previously used to reduce registration
    fees payable to the Commission:          $480,869,690

    (iv) Total available redemption credits [add
    items 5(ii) and 5(iii):                             - $6,736,679,976

    (v) Net sales - if item 5(i) is greater than
    Item 5(iv) [subtract Item 5(iv) from Item 5(i)]:      $0
0

    (vi) Redemption credits available for
    use in future years - if Item 5(i) is
    less than Item 5(iv) [subtract Item
    5(iv) from Item 5(i)]:                   $ (2,233,832,693)

    (vii) Multiplier for determining registration fee:    x .0001245

    (viii) Registration fee due [multiply Item 5(v) by
    Item 5(vii)]:                                        = $ 0

6.  Prepaid Shares

    If the response to item 5(i) was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to rule 24e-2 as in effect before October 11, 1997, then report the amount of securities (number of shares or other units) deducted here: 0. If there is a number of shares or other units that were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in future fiscal years, than state that number here: 0.

7. Interest due - if this Form is being filed more than 90 days after the end of the issuer's fiscal year:

                                                          $ 0

8. Total of the amount of the registration fee due plus any interest due [line 5(viii) plus line 7]:

                                                          $ 0

9. Date the registration fee and any interest payment was sent to the Commission's lockbox depository:

    CIK Number designated to receive payment:  0000844779

    Method of Delivery:

    [ ]   Wire Transfer
    [ ]   Mail or other means

SIGNATURES

This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the dates indicated.

By:     /s/Scott Hilton
        Scott Hilton
        Assistant Treasurer

Date:   10/10/17